ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2025	2024
Advance deposits and ticket sales	$268,353	$253,338
Gaming tax and license fee accruals	162,427	171,014
Operating expense and other accruals and liabilities	162,236	165,975
Staff cost accruals	137,362	123,227
Interest expense payables	115,921	119,026
Outstanding gaming chips	84,853	83,414
Property and equipment payables	63,988	67,027
Intangible assets liabilities (1)	48,765	31,889
Loyalty program liabilities	31,732	39,108
Interest rate swap liabilities (2)	513	—

Accrued expenses and other current liabilities	$1,076,150	$1,054,018

(1)
As of December 31, 2025 and 2024, the
non-current
portion of the intangible assets liabilities of $
254,817
and $270,563, respectively, are included in other long-term liabilities in the accompanying consolidated balance sheets.

(2)
In June 2025,
the Company
entered into four
floating-for-fixed
interest rate swap arrangements to manage interest rate risk on its loans drawn under the MN1
2020
Revolving
Facilities
as defined in Note 10. Two of the interest rate swap arrangements will expire in July 2026, while the remaining two expire in April 2027. Under the interest rate swap arrangements, the Company
pays fixed interest rates and receives variable interest based on the notional amounts.
As of December 31, 2025, the aggregate notional amount of the outstanding interest rate swaps amounted to HK$5,880,000 (equivalent to $755,668).

These interest rate swaps are expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there is no impact on the consolidated statements of operations from changes in the